REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Loss Allowance Rollforward (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Valuation (allowance) reversal on loans	$ 25,035		$ 24,587
Real Estate Related and Other Loans Held For Sale
Beginning Balance	(182,062)		(228,017)
Charge-offs	68,546	[1]	17,742	[1]
Valuation (allowance) reversal on loans	19,479		28,213		21,629
Ending balance	(94,037)		(182,062)		(228,017)
Residential Mortgage Loans Held For Sale
Beginning Balance	(1,072)		(2,461)
Charge-offs	143	[1]	896	[1]
Valuation (allowance) reversal on loans	105		493		(2,864)
Ending balance	(824)		(1,072)		(2,461)
Residential Mortgage Loans Held For Investment
Beginning Balance	(22,478)	[2]	(26,075)	[2]
Charge-offs	4,780	[1],[2]	7,716	[1],[2]
Valuation (allowance) reversal on loans	5,451	[2]	(4,119)	[2]	3,602
Ending balance	$ (12,247)	[2]	$ (22,478)	[2]	$ (26,075)	[2]

[1]	The charge-offs for real estate related loans represent three and six loans which were written off, sold, restructured, or paid off at a discounted price during 2013 and 2012, respectively.
[2]	The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.